 As filed with the U.S. Securities and Exchange Commission on December 24, 1997

                        Securities Act File No. 333-40327
                    Investment Company Act File No. 811-8487

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [x]
                        Pre-Effective Amendment No. 1                  [x]
                        Post-Effective Amendment No.                   [ ]
                                     and/or
                        REGISTRATION STATEMENT UNDER                   [x]
                       THE INVESTMENT COMPANY ACT OF 1940

                               Amendment No. 1                         [x]
                        (Check appropriate box or boxes)
                            COWEN SERIES FUNDS, INC.
 ................................................................................
               (Exact Name of Registrant as Specified in Charter)

                        Financial Square
                        New York, New York                         10005
                     ........................................   ...........
               (Address of Principal Executive Office)         (Zip Code)
               Registrant's Telephone Number, including Area Code:
                                 (212) 495-6724
                                 Rodd M. Baxter
                            Cowen Series Funds, Inc.
                                Financial Square
                            New York, New York 10005
                    .........................................
                     (Name and Address of Agent for Service)
                                    Copy to:
                                Jon S. Rand, Esq.
                            Willkie Farr & Gallagher
                               One Citicorp Center
                              153 East 53rd Street
                          New York, New York 10022-4677

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of securities being registered: Common Stock, par value $.001 per share.

                            COWEN SERIES FUNDS, INC.

                                    FORM N-1A

                              CROSS REFERENCE SHEET



Part A
Item No.                                 Prospectus Heading
------------------------------------     --------------------------------------

1.   Cover Page.......................    Cover Page

2.   Synopsis.........................    The Fund's Expenses

3.   Condensed Financial                  Not Applicable
     Information......................
4.   General Description of               Cover Page; Investment Objectives
     Registrant.......................    and Policies; Additional Information

5.   Management of the Fund...........    Management of the Fund

6.   Capital Stock and Other
     Securities.......................    Additional Information

7.   Purchase of Securities Being         Net Asset Value; Purchase of Shares
     Offered..........................

8.   Redemption or Repurchase.........    Net Asset Value; Redemption of Shares

9.   Legal Proceedings................    Not Applicable



Part B                                    Heading for the Statement of
Item No.                                  Additional Information
--------                                  -------------------------------------

10.  Cover Page.......................    Cover Page

11.  Table of Contents................    Contents

12.  General Information
     and History......................    Management of the Fund

13.  Investment Objectives and
     Policies.........................    Investment Objectives and Policies

14.  Management of the Registrant.....    Management of the Fund; See Prospectus

                                          --"Management of the Fund"

15.  Control Persons and Principal
     Holders of Securities...........     Management of the Fund

16.  Investment Advisory and              Management of the Fund; See Prospectus
     Other Services..................     -- "Management of the Fund"

17.  Brokerage Allocation............     Investment Objectives and Policies

18.  Capital Stock and Other              Management of the Fund; See Prospectus
     Securities......................     -- "Additional Information"

19.  Purchase, Redemption and             Purchase and Redemptions;
     Pricing of Securities Being          See Prospectus --"Purchase of Shares"
     Offered.........................     and "Redemption of Shares"

20.  Tax Status......................     Taxes; See Prospectus -- "Dividends,
                                          Distributions and Taxes"

21.  Underwriters....................     Management of the Fund; See Prospectus
                                          -- "Management of the Fund"

22.  Calculation of Performance
     Data............................     Performance Information


23.  Financial Statements............     Financial Statements

Part C

         Information required to be included in Part C is set forth after the appropriate item, so numbered, in Part C to this Registration Statement.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

PROSPECTUS                                                       JANUARY 2, 1998


                                      COWEN
                                 LARGE CAP VALUE
                                      FUND


       Financial Square New York, NY 10005-3597 800-262-7116 212-495-6724

Cowen Large Cap Value Fund is a mutual fund that seeks capital appreciation by investing primarily in equity securities which are deemed to be undervalued. Current income from dividends is a secondary objective of the Fund.

Cowen Large Cap Value Fund is a series of Cowen Series Funds, Inc.

This Prospectus briefly sets forth certain information about the Fund that investors should know before investing. Investors are advised to read this Prospectus and retain it for future reference. For convenience, certain terms that appear throughout this Prospectus have been abbreviated: Cowen Large Cap Value Fund will be referred to as the "Fund"; Cowen & Company, the Fund's principal underwriter, will be referred to as "Cowen"; Cowen, through its investment management division, Cowen Asset Management, will serve as the Fund's investment manager and in that capacity will be referred to as "Cowen Asset Management"; and Investors Fiduciary Trust Company, the Fund's custodian will be referred to as the "Bank" or "IFTC," and DST, Inc., the Fund's transfer and dividend agent will be referred to as "DST."

Additional information about the Fund, contained in a Statement of Additional Information, has been filed with the Securities and Exchange Commission ("SEC") and is available to investors without charge by calling the Fund's distributor at 800-262-7116 or 212-495-6724 or by contacting your account representative. The Statement of Additional Information bears the same date as this Prospectus and is incorporated by reference into this Prospectus.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                     [LOGO]

                                 COWEN & COMPANY

                              PRINCIPAL UNDERWRITER

                                    CONTENTS



THE FUND'S EXPENSES............................................................3


INVESTMENT OBJECTIVES AND POLICIES.............................................4


MANAGEMENT OF THE FUND.........................................................8


NET ASSET VALUE...............................................................11


PURCHASE OF SHARES............................................................13


REDEMPTION OF SHARES..........................................................19


DIVIDENDS, DISTRIBUTIONS AND TAXES............................................22


ADDITIONAL INFORMATION........................................................23


THE COWEN FAMILY OF FUNDS.....................................................25






          NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. THE STATEMENT OF ADDITIONAL INFORMATION OR THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

                               THE FUND'S EXPENSES

               Under the Multiple Pricing System, the Fund presently offers three methods of purchasing shares. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A shares, Class B shares or Class C shares, as described below. The following table lists the costs that an investor will incur, either directly or indirectly, as a shareholder of the Fund, based upon the Fund's projected annual operating expenses:

                                                Class A      Class B     Class C
                                                -------      -------     -------
Shareholder Transaction Expenses
   Maximum sales charge imposed on
      purchases of shares (as a
      percentage of offering price)..........     4.75%         0%          0%

   Maximum sales charge imposed on
     reinvested dividends                            0%         0%          0%
   Maximum contingent deferred
     sales charge (as a percentage
     of redemption proceeds).................        0%      5.00%          0%
   Redemption fees...........................     $  0       $  0        $  0
   Exchange fee (per transaction)............     $  0       $  0        $  0

Annual Portfolio Operating
   Expenses (after expense
   reimbursement)
     (as percentage of average net
       assets)
     Management fees                               .75%       .75%       .75%
       12b-1 fees (distribution and
         service fees)                             .25%      1.00%         0%
       Other expenses (after expense
         reimbursement)*                           .22%       .22%       .22%
Total Fund Operating Expenses
   (after expense reimbursement)*                 1.22%      1.97%       .97%

--------------------------------------

* Cowen is voluntarily absorbing all "Other expenses" for each Class in excess of .22% of average daily net assets. It is currently anticipated that this arrangement will continue through 1998. Based on the Fund's projected annualized average net assets, if these expenses are not absorbed, "Other expenses" would be .70%, 1.45% and .77% for Class A, B and C, respectively, and "Total Fund Operating Expenses" would be 1.70%, 2.45% and 1.52% for Class A, B and C, respectively.


               The nature of the services for which the Fund pays management fees is described below under "Management of the Fund." The Fund bears an annual Rule 12b-1 service fee of .25% of the value of the average daily net assets attributable to Class A shares and an annual Rule 12b-1 fee of 1.00% of the value of the average daily net assets attributable to Class B shares, consisting of a .25% service fee and a .75% distribution fee. Long term shareholders of Class B shares may pay more than the economic equivalent of the maximum front end sales charge currently permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD") governing investment company sales charges. See "Management of the Fund - Distributor".

               The percentage of "Other expenses" in the table above is based on amounts for expenses that include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

Example

               The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical $1,000 investment in the Fund assuming (1) a 5% annual return, (2) payment of the shareholder transaction expenses and annual Fund operating expenses set forth in the table above and (3) complete redemption at the end of the period.

                          1 Year             3 Years
                          ------             -------

Class A                     $60                $85

Class B                     $71                $94

Class C                     $10                $32

               An investor would pay the following expenses on the same investment in Class B shares assuming no redemption.

        1 Year                  3 Years
        ------                  -------

          $21                     $64

               The above example is intended to assist an investor in understanding various costs and expenses that the investor would bear upon becoming a shareholder of the Fund. The example should not be considered to be a representation of past or future expenses. Actual expenses of the Fund may be greater or less than those shown above. The assumed 5% annual return shown in the example is hypothetical and should not be considered to be a representation of past or future annual return; the actual return of the Fund may be greater or less than the assumed return.

                       INVESTMENT OBJECTIVES AND POLICIES

In General

               The primary investment objective of the Fund is to provide capital appreciation. Current income from dividends is a secondary objective of the Fund. The Fund seeks to achieve its investment objectives by investing at least 80 percent of its assets under normal market conditions in equity securities, such as common or preferred stock or securities convertible into or exchangeable for common stock, which are deemed to be undervalued. Cowen Asset Management emphasizes investments in companies with value characteristics below that of the Russell 1000 Value Index, as described under "Investment Strategy" below. Under normal market conditions, at least 80% of the Fund's assets will be invested in securities of issuers that, at the time of purchase, have market capitalizations in excess of $2 billion and all of the equity securities held in the Fund's portfolio will have market capitalizations in excess of $1 billion at the time of purchase. It is expected that the average weighted market capitalization of the Fund's portfolio will be in excess of $20 billion. Cowen Asset Management may also make temporary investments in investment grade corporate debt obligations and U.S. Government securities for defensive purposes when it believes market conditions warrant a temporary defensive posture, and as a cash management technique. See "Temporary Investments". In addition, Cowen Asset Management may write covered call options and engage in securities lending transactions in order to generate additional income for the Fund. See "Covered Call Options" and "Lending of Securities." The Fund's investment objectives may not be changed without shareholder approval. There is no assurance that the Fund's investment objectives will be achieved.

               Although a consideration in the selection of the Fund's investments, current income from dividends is not the primary objective of the Fund and investors should not expect dividend income comparable to that of mutual funds with a high level of dividend income as a primary objective. Because the Fund will invest primarily in equity securities, it will be subject to general conditions prevailing in securities markets and the net asset value of the Fund's shares will fluctuate with changes in the market prices of its portfolio securities. It is anticipated that the securities in which the Fund will invest will be traded on the New York or American Stock Exchanges, although the Fund may invest in securities traded in the over-the-counter market. Cowen Asset Management will attempt to avoid investment in speculative securities or those with speculative characteristics and the Fund has adopted certain other policies designed to limit investment risk. See "Investment Restrictions."

Investment Strategy

               In managing the Fund's assets, Cowen Asset Management uses the Cowen Large Cap Value approach, which is a five-step investment process seeking to identify neglected or out-of-favor companies whose stock prices are low in relation to current earnings, cashflow, book value and sales.

               Stocks are selected out of a universe of approximately 650 stocks worldwide, each with a capitalization in excess of $1 billion. The discipline screens for these stocks whose price-to-earnings ratios are in the lower 40% of the market and/or whose price-to-cashflow, price-to-book and/or price-to-sales ratios are in the lower 20% of the market. For these purposes, the "market" is defined as the Russell 1000 Value Index. The composition and characteristics of this index may vary from time to time, but it is not anticipated that these variations ordinarily would prompt a change in the Fund's value screening methodology. In addition, independent and fundamental analyses are conducted with the goal of adding value by selecting those stocks with reasonable prospects when expectations are low and valuations are temporarily depressed.

               Cowen Asset Management adheres to a strict risk management and sell discipline. The approach attempts to control risk both through diversification across sectors, industries and issues and also by monitoring sector and industry weightings relative to appropriate benchmarks. It is the practice of this approach to sell stocks either when they have achieved a relative valuation target price or in the event that fundamentals fail to improve as expected or deteriorate causing undue risk. Cowen Asset Management may make modifications of its investment strategy for the Fund as it deems advisable in light of its experience in managing the Fund or in response to changing market or economic conditions.

Temporary Investments

               The Fund may invest up to 20 percent of its assets, and in excess of that amount when Cowen Asset Management believes market conditions warrant a temporary defensive posture, in corporate bonds rated at least Baa by Moody's Investors Service, Inc., or BBB by Standard & Poor's Corporation, commercial paper rated at least Prime-2 by Moody's or A-2 by Standard & Poor's and obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities and repurchase agreements in respect of such obligations. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association, are supported by the "full faith and credit" of the U.S. Government; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Export-Import Bank of the U.S., are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Bonds rated Baa by Moody's and BBB by S&P, while considered "investment grade" obligations, may have speculative characteristics.

Covered Call Options

               In an effort to enhance the Fund's performance through receipt of premiums and generally to assist in the management of its portfolio, the Fund may engage without limitation in the writing (selling) of call option contracts on securities at such times as Cowen Asset Management shall determine to be appropriate. However, options shall be written solely as "covered" call options; that is, options on securities that the Fund owns.

               A call option gives the purchaser of the option the right to buy a security from a writer at the exercise price at any time prior to the expiration of the contract, regardless of the market price of the security during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The writer forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents a profit. The Fund will write call option contracts only if Cowen Asset Management believes that the Fund's performance can be increased through receipt of premiums.

               The Fund will purchase options only to close out a call option position. In order to close out a position the Fund will make a "closing purchase transaction" which involves the purchase of a call option on the same security with the same exercise price and expiration date as a call option which it has previously written. When a security is sold from the Fund's portfolio, the Fund will effect a closing purchase transaction so as to close out any existing call option on that security. The Fund will realize a profit or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received from the sale thereof. There can be no assurance that the Fund will be able to effect closing purchase transactions at a time when it desires to do so. To facilitate closing purchase transactions, however, the Fund will write options only if a secondary market for the options exists on a national securities exchange.

               Securities for the Fund's portfolio will at all times be bought and sold solely on the basis of investment considerations and appropriateness to the fulfillment of the Fund's objectives.

Lending of Securities

               The Fund may lend its portfolio securities to broker-dealers and other financial institutions pursuant to agreements requiring that the loans be continuously secured by cash, letters of credit or U.S. Government securities of a value equal to at least the fair market value of the securities lent. Such loans will not be made if as a result the aggregate of all outstanding loan exceeds 30 percent of the value of the Fund's total assets taken at current value.

Investment Restrictions

               In order to limit investment risk, the Fund has adopted certain investment restrictions which are changeable only by shareholder vote. These restrictions, among other things, prohibit the Fund from: purchasing securities of any issuer, other than U.S. Government securities, if the purchase would cause more than five percent of the Fund's assets, taken at market value, to be invested in the securities of that issuer, except that 25 percent of the Fund's assets may be invested without regard to this limit; purchasing more than 10 percent of the voting securities or any class of securities of any issuer; engaging in short sales or purchasing securities on margin; borrowing money or mortgaging or hypothecating the Fund's assets, although the prohibition against borrowing does not prohibit limited short-term borrowings to meet redemption requests and the prohibition against mortgaging or hypothecating assets does not prohibit escrow arrangements contemplated by writing covered call options; investing more than 10 percent of the Fund's assets in restricted or illiquid securities, including repurchase agreements of greater than seven days' duration, or securities that are not readily marketable; concentrating more than 25 percent of the Fund's assets in any one industry; or buying or selling commodities or commodity contracts.

Portfolio Transactions

               All orders for transactions in securities and options on behalf of the Fund are placed with broker-dealers selected by Cowen Asset Management. Cowen may serve as the Fund's broker in effecting portfolio transactions on national securities exchanges and retain commission in accordance with certain regulations of the SEC. In addition, Cowen Asset Management may select broker-dealers that provide it with research services and may cause the Fund to pay these broker-dealers commissions that exceed those that other broker-dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services received.

                             MANAGEMENT OF THE FUND

Board of Directors

               The business and affairs of the Fund are managed under the direction of the Board of Directors of Cowen Series Funds, Inc. By virtue of the responsibilities assumed by Cowen Asset Management under its Investment Management Agreement with the Fund, the Fund will not require any executive employees other than its officers, none of whom will devote full time to the affairs of the Fund.

Investment Manager

               Cowen, an investment adviser and broker-dealer registered with the SEC, through Cowen Asset Management, serves as the Fund's investment manager. Cowen currently serves as investment manager for six other mutual funds: Cowen Standby Reserve Fund, Inc., Cowen Standby Tax-Exempt Reserve Fund, Inc., and Cowen Opportunity Fund, Cowen Intermediate Fixed Income Fund and Cowen Government Securities Fund (all series of Cowen Funds, Inc.), and Cowen Income + Growth Fund, Inc. Cowen's principal address is Financial Square, New York, New York 10005-3597.

               Pursuant to the Investment Management Agreement between Cowen Asset Management and the Fund, Cowen Asset Management has agreed to be responsible for the Fund's investment program. Subject to the supervision and direction of the Board of Directors, Cowen Asset Management manages the Fund's portfolio in accordance with the stated policies of the Fund. Cowen Asset Management makes investment decisions for the Fund and places the purchase and sale orders for portfolio transactions. Cowen Asset Management also furnishes the Fund's statistical and research data, clerical help, data processing, bookkeeping, internal auditing and certain legal and other services required by the Fund; prepares reports to shareholders of the Fund, tax returns, reports to and filings with the SEC and state Blue Sky authorities; calculates the net asset value of shares of the Fund and generally assists in all aspects of the Fund's operation. For the services provided pursuant to the Investment Management Agreement, Cowen Asset Management is entitled to receive a fee, computed daily and payable monthly, at the annual rate of .75% of one percent of the Fund's average daily net assets, which exceeds the management fee paid by most other investment companies.

               Benedict Capaldi, Senior Investment Officer, is primarily responsible for the daily management of the Fund. Mr. Capaldi joined Cowen in January 1997 as a Managing Director. From July 1995 to December 1996, Mr. Capaldi was Portfolio Manager for Provident Capital Management, Inc. and served as portfolio manager for the Compass Large Cap Value Equity Fund. Prior to that, Mr. Capaldi was Senior Vice President and Portfolio Manager of Radnor Capital Management from June 1994 to May 1995, President of Chestnut Hill Advisors, Inc. from January 1994 to December 1994, and Managing Director of Brandywine Asset Management, Inc. from June 1986 to December 1993.

Distributor

               Cowen acts as distributor of the Fund's shares. Cowen is a member of the NASD and of the New York, American and other principal national securities exchanges. Cowen is paid monthly fees by the Fund in connection with
(1) the servicing of shareholder accounts in Class A and Class B shares and (2) providing distribution related services in respect of Class B shares. A monthly service fee, authorized pursuant to a Shareholder Servicing and Distribution Plan (the "Plan") adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), is calculated at the annual rate of .25% of the value of the average daily net assets of the Fund attributable to each of Class A and Class B shares and is used by Cowen to provide compensation for ongoing servicing and/or maintenance of shareholder accounts with the Fund. Compensation is paid by Cowen to persons, including Cowen employees, who respond to inquiries of shareholders of the Fund regarding their ownership of shares or their accounts with the Fund or who provide other similar services not otherwise required to be provided by the Fund's investment adviser, transfer agent or other agent of the Fund.

               In addition, pursuant to the Plan, the Fund pays to Cowen a monthly distribution fee at the annual rate of .75% of the Fund's average daily net assets attributable to Class B shares. The distribution fee is used by Cowen to provide (1) initial and ongoing sales compensation to its registered representatives or those of other broker-dealers that enter into selected dealer agreements with Cowen in respect of sales of Class B shares; (2) costs of printing and distributing the Fund's Prospectus, Statement of Additional Information and sales literature to prospective investors in Class B shares; (3) costs associated with any advertising relating to Class B shares; and (4) payments to, and expenses of, persons who provide support services in connection with the distribution of Class B shares.

               Payments under the Plan are not tied exclusively to the service and/or distribution expenses actually incurred by Cowen, and the payments may exceed expenses actually incurred by Cowen. The Board of Directors evaluates the appropriateness of the Plan and its payment terms on a continuing basis and in doing so considers all relevant factors, including expenses borne by Cowen and amounts it receives under the Plan.

               Under its terms, the Plan continues from year to year, so long as its continuance is approved annually by vote of the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Directors"). The Plan may not be amended to increase materially the amount to be spent for the services provided by Cowen without shareholder approval, and all material amendments of the Plan also must be approved by the Directors in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) represented by the Class on not more than 30 days' written notice to Cowen.

               Pursuant to the Plan, Cowen will provide the Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which the expenditures were made. The Directors believe that the Fund's expenditures under the Plan will benefit the Fund and its shareholders by providing better shareholder services and by facilitating the distribution of shares.

Custodian and Transfer and Dividend Agent

               Investors Fiduciary Trust Company, a subsidiary of State Street Boston Corp., serves as the custodian of the Fund's investments. Communications to the Bank should be directed at P.O. Box 419111, Kansas City, Missouri 64141. DST, Inc. serves as the Fund's transfer and dividend agent. Communications to DST should be directed to 210 West 10th Street, Kansas City, Missouri 64105.

Expenses of the Fund

               Operating expenses for the Fund generally consist of all costs not specifically borne by Cowen Asset Management, including investment management fees, accounting fees, fees for necessary professional and brokerage services, the costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. The Fund's Investment Management Agreement with Cowen Asset Management provides that Cowen Asset Management will reimburse the Fund to the extent required by applicable state law for certain expenses that are described in the Statement of Additional Information. From time to time, Cowen Asset Management, in its sole discretion and as it deems appropriate, may waive a portion or all of the fees payable to it by the Fund.

               Each Class bears its own expenses, which generally include all costs not specifically borne by Cowen Asset Management. Included among a Class' expenses are (1) transfer agency fees as identified by the transfer agent as being attributable to a specific Class; (2) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; (3) Blue Sky registration fees incurred by a Class; (4) SEC registration fees incurred by a Class; (5) the expenses of administrative personnel and services as required to support the shareholders of a specific Class; (6) litigation or other legal expenses relating solely to one Class; and (7) directors' fees incurred as a result of issues relating to one Class. In addition, each Class will bear an allocable portion of all other Fund expenses not attributable to a particular Class based on the Class' relative net assets.

                                 NET ASSET VALUE

               The net asset  value per  share of the Fund is  calculated  as of
4:15 p.m. Eastern time, on each day on which the New York Stock Exchange, Inc. is open. The Exchange is currently open on each Monday through Friday, except
(a) January 1st, Washington's Birthday (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and December 25th; and (b) the preceding Friday when one of those holidays falls on a Saturday or the subsequent Monday when one of those holidays falls on a Sunday. Net asset value per share of each Class is computed by dividing the value of the Fund's net assets attributable to the Class by the total number of its shares of the Class outstanding. Assets traded on a securities exchange or other recognized market are valued on the basis of market quotations. Assets for which quotations are not readily available are valued at fair value as determined in good faith under procedures approved by the Board of Directors. High quality money market instruments with remaining maturities of 60 days or less are valued on the basis of amortized cost, which involves valuing a portfolio instrument at its market value on the 61st day prior to maturity and thereafter assuming a constant amortization to maturity of any market discount or premium, generally without regard to the effect of fluctuating interest rates on the market value of the instrument.

                               PURCHASE OF SHARES

General Information

               Shares of the Fund are sold at the net asset value per share next determined after receipt of an order plus a sales charge in the case of Class A shares. Investors whose orders are received by Cowen not later than 4:15 p.m., New York time, will become shareholders on that day. Investors whose orders are received after 4:15 p.m., New York time, will become shareholders on the following business day. The Fund reserves the right to reject any order to purchase shares. Certificates for shares will be issued only upon the specific request of a shareholder.

               The minimum initial investment in the Fund is $1,000 and the minimum subsequent investment is $100 except that the minimum initial and subsequent investments for purchases of Fund shares through Retirement Plans for Self-Employed Persons and Individual Retirement Accounts will be $500 and $50, respectively. The Fund reserves the right to vary these minimums at any time.

               Retirement Plans. Shares may be purchased in connection with various qualified tax-deferred retirement plans. Forms for establishing these plans are available through any Cowen account representative. Investors are urged to consult with a tax adviser in connection with the establishment of retirement plans.

               Automatic Investment Plan. The Fund offers an Automatic Investment Plan whereby the Bank is permitted through preauthorized checks of $100 or more ($50 in the case of Retirement Plans for Self-Employed Persons and Individual Retirement Accounts) to charge the regular bank account of a shareholder on a regular basis to provide systematic additions to the Fund account of the shareholder. While there is no charge to shareholders for this service, a charge of $10.00 will be deducted from a shareholder's Fund account for checks returned for insufficient funds. A shareholder's Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder, the Fund, the Bank or Cowen. Further information regarding the Automatic Investment Plan may be obtained through any Cowen account representative.

               Under the Multiple Pricing System, the Fund presently offers three methods of purchasing shares, enabling investors to choose the Class that, given the amount of purchase and intended length of investment, best suits their needs. Cowen account representatives and other persons remunerated on the basis of sales of shares may receive different levels of compensation for selling one Class of shares over another. From time to time, Cowen's registered representatives and those of other broker-dealers that enter into selected dealer agreements with Cowen will receive additional non-cash compensation in the form of gifts or prizes such as merchandise or trips. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A shares, Class B shares or Class C shares, as described below.

Class A Shares

               The public offering price of Class A shares is the net asset value per Class A share next determined after a purchase order is received plus a sales charge, if applicable. Class A shares are subject to a service fee at the annual rate of .25% of the value of the Fund's average daily net assets attributable to this Class. See "Management of the Fund - Distributor." The sales charge payable upon the purchase of Class A shares will vary with the amount of purchase as set forth below.


                          Sales Charge as a     Sales Charge as a
                          Percentage of the     Percentage of the       Dealer
 Shares Purchased in       Public Offering     Net Amount Invested   Reallowance
   Single Transaction          Price

Up to $49,999........          4.75%                 5.00%              4.00%
$50,000-$99,999......          4.00%                 4.17%              3.25%
$100,000-$249,999....          3.75%                 3.90%              3.00%
$250,000-$499,999....          2.50%                 2.56%              2.00%
$500,000-$999,999....          2.00%                 2.04%              1.50%
$1,000,000-$2,999,999             0%                    0%              1.00%
$3,000,000-$3,999,999*            0%                    0%               .50%

------------------

* Investors who purchase $4 million or more of shares will receive Class C shares, which are not subject to any front-end sales charge or service fee. See "Class C Shares."

        The above schedule of sales charges is applicable to purchases in a single transaction by, among others: (1) an individual; (2) an individual, his or her spouse and their children under the age of 21 purchasing shares for his or her own accounts; (3) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account; (4) a pension, profit-sharing or other employee benefit plan qualified or non-qualified under Section 401 of the Internal Revenue Code of 1986 (the "Code"); (5) tax-exempt organizations enumerated in Section 501(c)(3) or (13) of the Code; (6) employee benefit plans qualified under Section 401 of the Code of a single employer or of employers who are "affiliated persons" of each other, as defined in the 1940 Act and for investments in Individual Retirement Accounts of employees of a single employer through Systematic Payroll Deduction plans; or (7) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company at a discount.

                    You may benefit from a reduction of the sales charges in accordance with the above schedule if the cumulative value (at current net asset value) of Class A shares purchased in a single transaction, together with those Class A shares previously purchased subject to payment of a sales charge, plus Class A shares of Cowen Opportunity Fund, Cowen Intermediate Fixed Income Fund and Cowen Government Securities Fund, each a series of Cowen Funds, Inc., previously or simultaneously purchased subject to a sales charge, amounts to $50,000 or more. The foregoing schedule of reduced sales charges will also be available to investors who enter into a written Letter of Intent providing for the purchase, within a 13-month period, of Class A shares of the Fund, Cowen Opportunity Fund, Cowen Intermediate Fixed Income Fund and Cowen Government Securities Fund from Cowen. Class A shares of the Fund, Cowen Opportunity Fund, Cowen Intermediate Fixed Income Fund and Cowen Government Securities Fund previously purchased during a 90-day period prior to the date of receipt by Cowen of the Letter of Intent and still owned by the shareholder may also be included in determining the applicable reduction.

               A shareholder who has redeemed his Class A shares may reinvest all or part of the redemption proceeds within 30 days without imposition of a sales charge. This privilege may be exercised only once by a shareholder. Shareholders should note that no loss will be allowed on the sale of Fund shares to the extent that the shareholder acquired other shares in the Fund within a period beginning 30 days before the sale or disposition of the shares in which the shareholder incurred a loss and ending 30 days after such sale.

               The Fund offers Class A shares without imposition of a sales charge to (1) employees of Cowen and registered representatives of securities dealers that participate in distribution of the Fund's shares; (2) Individual Retirement Accounts for those persons; (3) the spouses, children, parents, grandparents, siblings, spouse's parents and sibling's children of those persons when purchase orders on their behalf are placed by those persons; (4) directors and trustees of registered investment companies whose shares are distributed by Cowen, Individual Retirement Accounts for those persons, employee benefit plans for those persons, and the spouses and minor children of those persons when purchase orders on their behalf are placed by those persons; (5) Cowen and its subsidiaries; (6) participants in any pension, profit-sharing or other employee benefit plan qualified or non-qualified under Section 401 of the Code when purchase orders are placed by such participants pursuant to such plans; (7) officers, directors, partners and employees of the Fund's counsel or auditors; and (8) investors who purchase shares of the Fund to the extent that the investment represents (a) the proceeds from the redemption made within the preceding 60 days of shares of another mutual fund not affiliated with Cowen Asset Management whose shares were purchased subject to a sales charge, or (b) the net proceeds of the sale within the preceding 60 days of shares of any closed-end investment company. The Distributor pays a sales commission equal to 1.00% of the amount invested to dealers who sell Class A shares without imposition of a sales charge to investors described in items (6) and (8).

Class B Shares

               The public offering price of Class B shares is the net asset value per share next determined after a purchase order is received without imposition of any front-end sales charge. The Distributor pays a sales commission equal to 4.00% of the amount invested to dealers who sell Class B shares. Class B shares may be subject upon redemption to a contingent deferred sales charge ("CDSC"). See "Redemption of Shares." Class B shares are subject to a service fee at the annual rate of .25%, and a distribution fee at the annual rate of .75%, of the value of the Fund's average daily net assets attributable to this Class. See "Management of the Fund - Distributor." Cowen has adopted guidelines, in view of the relative sales charges, service fees and distribution fees, directing account representatives that all purchases of shares should be for Class A shares when the purchase is for $500,000 or more by an investor not eligible to purchase Class C shares. Cowen reserves the right to vary these guidelines at any time.



Class C Shares

               The public offering price of Class C shares is the net asset value per share next determined after a purchase order is received without imposition of any sales charge. Class C shares, which are not subject to any service fee or distribution fee, are available exclusively to (1) employee benefit plans for employees of Cowen and securities dealers that participate in distribution of the Fund's shares; (2) charitable organizations (as defined in Section 501(c)(3) of the Code) investing $100,000 or more; (3) any pension fund, corporation, state or local government, Taft-Hartley plan, foundation and/or endowment which is a client of a consulting firm, if such consulting firm has contacted the Fund, Cowen or any subsidiary of Cowen with respect to furnishing advice to the client of that consulting firm or with respect to the purchase of the securities of the Fund by such client; (4) investors purchasing $4 million or more of shares of the Fund; (5) accounts as to which a bank, registered investment adviser or broker-dealer charges an account management fee, provided the bank, registered investment adviser or broker-dealer has an agreement with Cowen relating to investment in the Fund; (6) investors, and their spouses and minor children, who are investment advisory clients of Cowen or any of its subsidiaries or who are affiliated persons or sponsoring companies of those clients; and (7) purchasers placing orders through a broker that maintains an omnibus account with the Fund and such purchases are made (i) by investment advisers or financial planners placing trades for their accounts or the accounts of their clients, and who charge a fee for their services; (ii) clients of such investment adviser or financial planner who place trades for their own accounts if the accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent, or (iii) for retirement and deferred compensation plans and trusts used to fund those plans, including but not limited to those defined in section 401(a), 403(b) or 457 of the Internal Revenue Code or "rabbi trusts." Investors who purchase pursuant to (7) may be charged a fee by the broker or agent utilized to effect the transaction. The Distributor will from its own resources compensate broker-dealers and service agents at a maximum annual rate of .15%, .15% and .35%, respectively, of the net asset value of shares purchased pursuant to (3), (5) and (7), respectively.

Exchange Privilege

               Shares of the Fund may be exchanged for shares of the same Class (or the sole class offered) of the mutual funds listed below for which Cowen serves as a distributor.

          -- Cowen Standby Reserve Fund, Inc., a money market fund whose investment objective is the maximization of current income to the extent consistent with preservation of capital and maintenance of liquidity.

          -- Cowen Standby Tax-Exempt Reserve Fund, Inc., a money market fund whose investment objective is the maximization of current income that is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

          -- Cowen Intermediate Fixed Income Fund, a fund that seeks current income and stability of principal by investing primarily in high quality intermediate term fixed income securities. This fund is a series of Cowen Funds, Inc.

          -- Cowen Government Securities Fund, a fund that seeks total return consistent of current income and appreciation of capital through investing primarily in securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities. This fund is a series of Cowen Funds, Inc.

          -- Cowen Opportunity Fund, a fund whose investment objective is appreciation of capital through investing primarily in equity securities of companies that, in the opinion of its investment manager, are expected to benefit from scientific and technological improvements and advances.

          -- Cowen Income + Growth Fund, Inc., a fund that seeks a higher level of dividend income, to the extent consistent with prudent investment management, by investing primarily in income-producing equity securities.

               For purposes of this discussion, Cowen Standby Reserve Fund, Inc. and Cowen Standby Tax-Exempt Reserve Fund, Inc. are referred to as "money market funds" and Cowen Opportunity Fund,

Cowen Intermediate Fixed Income Fund, Cowen Government Securities Fund and Cowen Income + Growth Fund, Inc. are referred to as "non-money market funds."

               Shares of these mutual funds are available only to investors residing in states where these mutual funds are qualified for sale. They are sold pursuant to separate prospectuses that may be obtained through any Cowen account representative, through account representatives of Cowen correspondents, or through any other member of the NASD, or any foreign nonmember of the NASD, which has entered into a Sales Agreement with Cowen with respect to such funds. An exchange of shares is treated for federal income tax purposes as a redemption
(sale) of shares given in exchange by the shareholder and an exchanging shareholder may, therefore, realize a taxable gain or loss in connection with the exchange. The exchange privilege is subject to termination and its terms are subject to change upon 60 days' notice to shareholders.

               Under the Multiple Pricing System, an exchange of shares of the Fund with other Cowen funds' shares will be limited to shares of the same class or the sole class (money market funds only) of shares of a fund from which the exchange is to be effected. For example, if a holder of Class A shares of a non-money market fund exchanges his shares for shares of a money market fund and thereafter wishes to exchange those shares for shares of the Fund, he may receive only Class A shares in the latter transaction. As another example, if a holder of shares of a money market fund acquired as a result of an initial investment and not from an exchange wishes to exchange his shares for shares of a non-money market fund, he may receive Class A shares, Class B shares or Class C shares (depending on his eligibility for Class C shares) in the exchange transaction. Thereafter, any further exchanges would be subject to the principal described above limiting subsequent exchanges to the same class or the sole class of shares of other funds.

               Class A Exchanges. A shareholder may effect exchanges among the mutual funds listed above and the Fund on the basis of relative net asset values without imposition of a sales charge; provided, however, that where shares of a money market fund acquired through a direct purchase are exchanged for Class A shares of the Fund or another non-money market fund, the appropriate sales charge will be imposed at the time of the exchange. Because a substantially lower sales charge is paid upon purchase of Class A shares of Cowen Intermediate Fixed Income Fund, holders of these shares will not be able to exchange their shares with shares of the Fund or any of the non-money market funds for a period of 90 days from the date of purchase. After the 90-day waiting period has expired, Class A shares of Cowen Intermediate Fixed Income Fund will be exchangeable without the imposition of any additional sales charge.

               Class B Exchanges. As described below under "Redemption of Shares," the CDSC payable by Class B shareholders upon redemption of their shares will vary with the period of time that the shares are held (the "CDSC holding period"). For purposes of calculating the CDSC holding period, any Class B shares received in an exchange will be deemed to have been purchased on the same date as the Class B shares given in exchange. If, however, a Class B shareholder exchanges his shares for shares of either money market fund, which do not offer a class of shares subject to a CDSC, such exchange will toll, or suspend, the running of the CDSC holding period for as long as the money market fund shares are held and, if those shares are redeemed, a CDSC will be imposed based on the CDSC holding period without regard to the period during which the money market fund shares were held. For example, if a holder of Class B shares of the Fund who has held those shares for a period of more than four but less than five years exchanges his shares for shares of a money market fund, holds those shares of the money market fund for a period of one year, and thereafter exchanges those shares for Class B shares of the Fund, such shareholder will be deemed to have held the Class B shares for a period of four full years on the date of the last exchange. If the shareholder were to then immediately redeem his Class B shares of the Fund, such redemption would be subject to a 2.00% CDSC. Similarly, the same CDSC would be imposed if at any time the money market fund shares were redeemed. Conversely, if the shareholder had held his Class B shares of the Fund for the full six year period, no CDSC would have been imposed upon redemption.

               Because a substantially lower CDSC schedule is applicable to Class B shares of Cowen Intermediate Fixed Income Fund, holders of these shares will not be able to exchange their shares with shares of the Fund or any of the non-money market funds for a period of 90 days from the date of purchase. After the 90-day waiting period has expired, if a holder of these shares wanted to exchange all or a portion of these shares for Class B shares of the Fund or of any of the non-money market funds that offer Class B shares subject to a higher CDSC than that imposed by Cowen Intermediate Fixed Income Fund, the exchanged Class B shares will not be subject to the higher applicable CDSC. Upon redemption, the lower CDSC schedule applicable to Class B shares of Cowen Intermediate Fixed Income Fund will apply.

                              REDEMPTION OF SHARES

Redemption Procedures

               The Fund will redeem shares without charge at the net asset value per share next determined after receipt of a redemption order in proper form by Cowen or the Bank, less any CDSC imposed on Class B shares. Any redemption request received by Cowen prior to 4:15 p.m., New York time, will be transmitted to the Bank on that day and the proceeds of such redemption will be transmitted in accordance with the investor's instructions within seven days. Redemption requests received at or after 4:15 p.m., New York time, will be effected on the next business day.

Proceeds of any redemptions will not be sent until the check (including a certified or cashier's check) used for investment has been cleared for payment by the investor's bank, which may take up to 15 days. Pending such clearance, Cowen will hold redemption proceeds under circumstances resulting in no earnings to investors. Investors can avoid the inconvenience associated with check clearance delays by purchasing shares with immediately available funds held in a brokerage account with Cowen or at a participating securities dealer or by transmitting funds to the Bank by wire transfer.

               Cowen generally will effect redemptions of shares upon oral instructions received from the shareholders. If shares are to be redeemed pursuant to an order sent to the Bank by the shareholder, the Bank will require written redemption instructions signed by the shareholder of record, which signature must be guaranteed by a commercial bank or trust company (not a savings bank) located or having a correspondent in New York City, or by a member organization of the New York Stock Exchange, Inc. The redemption order must specify which Class of shares is being redeemed. If certificates have been issued representing the shares to be redeemed, such certificates must also be endorsed, or a duly executed stock power must be furnished, with signatures guaranteed as discussed above, and must be submitted to Cowen or the Bank with the redemption request. Cowen or the Bank may require further documentation if the shareholder is a corporation, partnership, trust, estate or other entity. The payment of redemptions may be wired to a shareholder's commercial bank account. There is a $10 charge for each federal funds wire transaction. The minimum amount for wire redemptions is $10,000. A shareholder who wishes to redeem by wire should contact IFTC at 1-800-262-7116.

               The Fund may suspend the right of redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of the transfer of its shares) for such periods as are permitted under the 1940 Act. The Fund reserves the right to redeem shares in any account, other than an Individual Retirement Account or other qualified retirement plan, at their net asset value if the value of the account is less than $250. The shareholder having the account will first be notified in writing that the account has a value of less than $250 and will be allowed 60 days to make an additional investment before the redemption is processed by the Fund.

               The Fund offers a Systematic Withdrawal Plan under which a shareholder with $10,000 or more in the Fund may elect to redeem periodic payments to himself or a designated payee on a monthly, quarterly or annual basis. For accounts other than qualified retirement plans, the minimum rate of withdrawal is $50 per month and the maximum monthly withdrawal is one percent of the current account value in the Fund as of commencement of participation in the plan. Maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund may be disadvantageous to the shareholder because of the sale charge on such purchases. A shareholder who elects to use the Systematic Withdrawal Plan should be aware that such periodic payments will be made from redemptions of his shares. However, any Class B shares redeemed under the Systematic Withdrawal Plan will not be subject to a CDSC as described below. Dividends and distributions paid on his shares may not cover the full amount of each periodic payment.

Contingent Deferred Sales Charge - Class B Shares

               A CDSC payable to Cowen is imposed on any redemption of Class B shares held less than six years equal to a specified percentage, as set forth below, of the net asset value of the shares redeemed at the time of purchase or at the time of redemption, whichever is lower. Class B shares held six years or longer and Class B shares purchased through reinvestment of dividends or capital gains distributions are not subject to the CDSC. Furthermore, no CDSC will be imposed on an amount that represents an increase in value of the shareholder's account resulting from capital appreciation.

               In circumstances in which the CDSC is imposed, the amount of the charge will depend on the number of years since the shareholder purchased the shares being redeemed. The following table sets forth the rates of the CDSC for redemptions of Class B shares by investors:

           Year Since Purchase in Which
           Redemption is Effected                                    CDSC
           -----------------------------------------------------     ----

           Year 1................................................    5.00%

           Year 2................................................    4.00%

           Year 3................................................    3.00%

           Year 4................................................    3.00%

           Year 5................................................    2.00%

           Year 6................................................    1.00%

           Thereafter............................................    None

               In determining the applicability and rate of any CDSC, redemptions of Class B shares are made first of amounts due to capital appreciation, next of shares representing reinvestment of dividends and capital gains distributions, and then of other shares held by the shareholder for the longest period of time. As a result, the CDSC, if any, will be imposed at the lowest possible rate. For example, assume that an investor owns 100,000 shares that he purchased seven years ago, 100,000 shares that he purchased more than four but less than five years ago at $10 per share and 1,000 shares received in respect of reinvestment of dividends and distributions. The shares now have a net asset value of $20 per share. The investor may redeem the 100,000 shares he purchased seven years ago and the 1,000 shares he acquired through reinvestments without paying a CDSC. If the investor redeems the balance of his shares, he would pay a CDSC based on the net asset value at the time of purchase ($10 per share). Thus, the investor would pay a CDSC equal to $20,000 (100,000 shares multiplied by $10 per share times the applicable rate of 2%).

               Waivers of CDSC.  The CDSC, if any, will be waived in the case of
(1) redemptions of Class B shares held at the time a shareholder dies or becomes disabled, including the Class B shares of a shareholder who owns the shares with his or her spouse as joint tenants with the right of survivorship, provided that the redemption is requested within one year of the death or initial determination of disability and (2) redemptions in connection with the following retirement plan distributions: (a) lump-sum or other distributions from a qualified retirement plan following retirement; (b) distributions from an Individual Retirement Account, Keogh plan or custodial account under Section 403(b)(7) of the Code following attainment of age 59 1/2; (c) a tax-free return of an excess contribution to an Individual Retirement Account, and (d) distributions pursuant to Systematic Withdrawal Plans.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

               The Fund intends to declare and pay dividends quarterly from its net investment income. Any net realized long-term capital gains will generally be paid annually, shortly after the close of the Fund's fiscal year. Unless a shareholder elects in writing to receive dividends and distributions on shares of any Class in cash, such amounts will be reinvested automatically in additional shares of the same Class at net asset value, without a sales charge.

               The Fund intends to qualify and elect to be treated each year as a regulated investment company ("RIC") for federal income tax purposes. A RIC is not taxed on any income or gains distributed to its shareholders if it distributes 90 percent of its investment income to them within applicable time periods. In addition, the Fund will be subject to a nondeductible excise tax of four percent of the amount by which the Fund fails to distribute specified percentages of its investment income and capital gains during any applicable 12 month period. The Fund will pay dividends and distributions more frequently than stated above, if necessary, to avoid application of the excise tax, if such payments are determined to be in the best interest of the Fund's shareholders. The per share dividends and distributions on Class C shares will be higher than those on Class A shares, which in turn will be higher than those on Class B shares, as a result of the different service, distribution and transfer agency fees applicable to the Classes. See "The Fund's Expenses," "Purchase of Shares," "Management of the Fund - Distributor" and "Additional Information."

               For federal income tax purposes, the Fund's dividends and distributions are taxable to a shareholder whether paid in cash or reinvested in additional shares. Dividends of the Fund's investment income and distributions of its short-term capital gains will be taxable as ordinary income. Distributions of long-term capital gains, if any, will be taxable to a shareholder as such, regardless of the length of time the shareholder has held shares of the Fund. The Fund will provide information relating to that portion of a long-term capital gains distribution that may be treated by investors as eligible for the 20% capital gains rate for capital assets held for more than 18 months. If a shareholder receives a distribution taxable as long-term capital gain with respect to Fund shares, and redeems or exchanges the shares before holding them for more than six months, any loss on the redemption or exchange up to the amount of the distribution will be treated as a long-term capital loss. In general, only dividends that reflect the Fund's income from certain dividend-paying stock of domestic corporations will be eligible for the federal dividends-received deduction for corporate shareholders.

               Each shareholder will receive an annual statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of such dividends and distributions for federal income tax purposes. Shareholders should consult their own tax advisers as to the state and local tax consequences of investing in the Fund.

                             ADDITIONAL INFORMATION

               The Fund is a series of Cowen Series Funds, Inc., which was incorporated on November 6, 1997 under the laws of the State of Maryland. All shares of the Fund have equal rights and privileges as to participation in dividends and distributions and in the net distributable assets of the Fund on liquidation.

               When issued, shares are fully paid and nonassessable, and have no preemptive, conversion or exchange rights. Each Class represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (1) the designation of each Class; (2) the effect of the respective sales charges, if any, for each Class; (3) the distribution and/or service fees, if any, borne by each Class; (4) the expenses allocable exclusively to each Class; (5) voting rights on matters exclusively affecting a single Class; and (6) the exchange privilege of each Class. The Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The Directors, on an ongoing basis, will consider whether any conflict exists and, if so, take appropriate action. Certain aspects of the shares may be changed, upon notice to Fund shareholders, to satisfy certain tax regulatory requirements, if the change is deemed necessary by the Directors.

               When matters are submitted for shareholder vote, shareholders of each series of Cowen Series Funds, Inc., including the Fund, will have one vote for each full share held and proportional, fractional votes for each fractional share held. Shareholders of all series of Cowen Series Funds, Inc. will vote collectively on certain matters affecting all series, such as the election of directors and the selection of accountants; shareholders of one series are not entitled to vote on a matter that does not affect that series but that does require a separate vote of another series, such as a particular series' investment management agreement. In turn, all matters affecting only the interests of one Class, such as the terms of the Plan as it relates to a Class, require a separate vote of the shareholders of that Class. Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for Cowen Series Funds, Inc. to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of directors or the appointment of accountants. However, pursuant to the By-Laws of Cowen Series Funds, Inc., the holders of at least 10 percent of the shares outstanding and entitled to vote may require a special meeting of shareholders to be held for any purpose, including that of removing a director from office. Shareholders of Cowen Series Funds, Inc. may remove a director by the affirmative vote of a majority of the outstanding voting shares. In addition, the Board of Directors will call a special meeting of shareholders for the purpose of electing directors if, at any time, less than a majority of the directors holding office at that time was elected by shareholders.

                            THE COWEN FAMILY OF FUNDS

               COWEN LARGE CAP VALUE FUND, a series of Cowen Series Funds, Inc., seeks capital appreciation through investment in equity securities with earnings growth potential.

               COWEN INTERMEDIATE FIXED INCOME FUND, a series of Cowen Funds, Inc., seeks current income and stability of principal. The Fund seeks to achieve its objectives through the investment primarily in high quality intermediate term fixed income securities.

               COWEN GOVERNMENT SECURITIES FUND, a series of Cowen Funds, Inc., seeks total return consisting of current income and appreciation of capital through investment primarily in securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities.

               COWEN OPPORTUNITY FUND, a series of Cowen Funds, Inc., seeks capital appreciation through investment in the equity securities of companies that are expected to benefit from scientific developments and advances.

               COWEN INCOME + GROWTH FUND, INC. seeks a high level of dividend income, to the extent consistent with prudent investment management, by investing primarily in income-producing equity securities.

               COWEN STANDBY RESERVE FUND, INC., a money market fund whose investment objective is the maximization of current income to the extent consistent with preservation of capital and maintenance of liquidity.

               COWEN STANDBY TAX-EXEMPT RESERVE FUND, INC., a money market fund whose investment objective is the maximization of current income that is exempt from federal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.

               For more complete information regarding any of these funds, including charges and expenses, contact your account representative or call 800-262-7116. From time to time, advertisements or reports to shareholders may compare the performance of the Classes to that of other mutual funds (or classes thereof) with a similar investment objective. The performance of the Classes also might be compared to rankings prepared by Lipper Analytical Services, Inc. and Morningstar, Inc., which are widely recognized, independent services that monitor the performance of mutual funds, as well as to various unmanaged indices, such as the Standard & Poor's 500 Composite Stock Price Index. To the extent any advertisement or sales literature of a the Fund describes the expenses or performance of any Class, it will also disclose the information for other Classes. Performance information may be useful in reviewing the performance of the Classes and in providing a basis for comparison with other investment alternatives. Investors should be aware that, because the performance of the Classes changes in response to fluctuations in interest rates, price fluctuations in securities markets, each Class' expenses and other factors, a performance quotation should not be considered representative of the Classes' performance for any future period. Shareholders may make inquiries regarding the Fund, including current performance quotations, by calling any Cowen account representative.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                       STATEMENT OF ADDITIONAL INFORMATION


                                 January 2, 1998


                           COWEN LARGE CAP VALUE FUND

                      Financial Square, New York, NY 10005,
                         (212) 495-6724, (800) 262-7116





                                    CONTENTS





                                                                       Page
     Investment Objectives and Policies.............................     2
     Purchases and Redemptions......................................     8
     Management of the Fund.........................................     9
     Taxes..........................................................    13
     Performance Information........................................    14
     Financial Statements...........................................    16





This Statement of Additional Information is meant to be read in conjunction with the Prospectus of Cowen Large Cap Value Fund (the "Fund") dated January 2, 1998, and is incorporated by reference in its entirety into that Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Fund's Prospectus may be obtained by calling Cowen & Co. ("Cowen"), the Fund's principal underwriter, at (212) 495-6724 or
(800) 262-7116 or by contacting any Cowen account representative.




                                   COWEN & CO.

                              Principal Underwriter

                       INVESTMENT OBJECTIVES AND POLICIES

The primary investment objective of the Fund is to provide capital appreciation. Current income from dividends is a secondary objective of the Fund. Cowen, through its investment management division, Cowen Asset Management, will serve as the Fund's investment manager. The Fund is not intended to constitute a balanced investment program.


Additional Information on Investment Practices

               U.S. Government Securities. Examples of the types of U.S. Government securities that the Fund may hold include, in addition to those described in the Prospectus and U.S. Treasury Bills, the obligations of the Federal Housing Administration, Farmers Home Administration, Small Business Administration, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks and Maritime Administration. It is not anticipated that the Fund will in the foreseeable future invest in excess of five percent of its net assets in U.S. Government securities that represent interests in pools of mortgages.

               Lending of Securities. The Fund has the authority to lend securities to brokers, dealers and the other financial organizations. The Fund will not lend securities to Cowen or its affiliates. By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. The Fund will adhere to the following conditions whenever its securities are loaned: (a) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Fund's Board of Directors must terminate the loan and regain the right to vote the securities.

               Covered Call Options. Options written by the Fund will normally have expiration dates between one and nine months from the date written. So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the "Clearing Corporation") and of the national securities exchange on which the option is written.

               An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized national securities exchange in the over-the-counter market. In light of this fact and current trading conditions the Fund expects to write options only on national securities exchanges and in the over-the-counter market. As of the date of this Statement of Additional Information, the national securities exchanges on which options are traded are: The Chicago Board Options Exchange, The Board of Trade of the City of Chicago, American Stock Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange and New York Stock Exchange ("NYSE"). Options are also traded on the national securities exchanges with respect to unlisted securities reported through the Nasdaq system.

               Although the Fund will write only those options for which Cowen Asset Management believes there is an active secondary market so as to facilitate closing purchase transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and the national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customer orders, will not recur. In such event, it might not be possible to effect closing purchase transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying securities until the option expires or it delivers the underlying security upon exercise.

               The national securities exchanges have established limitations governing the maximum number of options of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different national securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of Cowen Asset Management and certain of its affiliates may be considered to be such a group. A national securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

               In the case of options written by the Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

               Repurchase Agreements. The Fund may engage in repurchase agreement transactions involving its portfolio securities with banks, registered broker-dealers and government securities dealers approved by the Fund's Board of Directors. It is not anticipated that the Fund will in the foreseeable future invest in excess of five percent of its net assets in repurchase agreements. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed price and time, thereby determining the yield during the Fund's holding period. Thus, repurchase agreements may be seen to be loans by the Fund collateralized by the underlying debt obligation. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including interest. The Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert these rights. Cowen Asset Management, acting under the supervision of the Fund's Board of Directors, reviews the credit-worthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

Investment Restrictions

               The investment restrictions below have been adopted by the Fund as fundamental policies, which means that they may not be changed without the vote of a majority of the outstanding voting securities of the Fund, which is defined as the lesser of (a) 67 percent or more of the shares present at a shareholders meeting if the holders of more than 50 percent of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50 percent of the outstanding shares.

               The investment policies adopted by the Fund prohibit it from:

               1. With respect to 75 percent of its assets, purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than five percent of the Fund's total assets would be invested in the securities of the issuer.

               2. Purchasing more than 10 percent of the voting securities of any one issuer or more than 10 percent of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

               3. Purchasing securities on margin, except that the Fund may obtain any short-term credit necessary for the clearance of purchases and sales of securities.

               4. Making short sales of securities or maintaining a short position.

               5. Borrowing money, except that the Fund may borrow for temporary or emergency (but not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowing exceed five percent of the value of the Fund's total assets, the Fund will not make any additional investments.

               6. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10 percent of the value of the Fund's total assets, except that this prohibition shall not prohibit the escrow arrangements contemplated by writing covered call options or pledging assets to secure permitted borrowings.

               7. Underwriting the securities of the issuers, except insofar as the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

               8.  Making  loans  to  others,   except  through   entering  into
repurchase   agreements,   purchasing  qualified  debt  obligations  or  lending
portfolio securities.

               9. Investing in commodities, except that the Fund may engage in transactions involving commodity futures and calls and options thereon.

               10. Purchasing or selling real estate or interests in real estate, including interests in real estate limited partnerships, except that the Fund may purchase and sell securities that are issued by companies that invest or deal in real estate, including readily-marketable interests in real estate investment trusts or readily marketable securities of other companies which invest in real estate.

               The Fund also reserves the right to own real estate used principally for its own office space, although it has no current intention to do so.

               The percentage limitations contained in the restrictions listed above apply at the time of purchases of securities. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

Portfolio Turnover

               The Fund expects its portfolio turnover rate not to exceed 75% in its first year of operations. For regulatory reporting purposes, the Fund's turnover rate is calculated by dividing the lesser of purchases or sales of securities for the fiscal year by the monthly average of the value of the Fund's securities, with certain other obligations with less than one year to maturity at the time of purchase excluded. Thus, a 100 percent turnover rate would occur, for example, if all included securities were replaced once during the year. The Fund will not normally engage in the trading of securities for the purpose of realizing short-term profits, but will adjust its holdings as considered advisable in view of prevailing or anticipated market conditions, and turnover will not be a limiting factor should Cowen Asset Management deem it advisable to purchase or sell securities.

Portfolio Transactions

               Decisions  to  buy  and  sell   securities  and  other  financial
instruments for the Fund are made by Cowen Asset

Management, which also is responsible for placing these transactions, subject to the overall review of the Fund's Board of Directors. Although investment requirements for the Fund are reviewed independently from those of the other accounts managed by Cowen Asset Management, investments of the type the Fund may make may also be made by these other accounts. When the Fund and one or more other accounts managed by Cowen Asset Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Cowen Asset Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

               Portfolio transactions are in most cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities may include commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

               To the extent consistent with applicable provisions of the Act, other securities laws and the rules and exemptions adopted by the Securities and Exchange Commission (the "SEC") thereunder, the Fund's Board of Directors has determined that portfolio transactions may be effected through Cowen if, in the judgment of Cowen Asset Management, the use of Cowen normally is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in particular transactions, Cowen charges the Fund a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere, and principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.

               In selecting brokers or dealers to execute portfolio transactions on behalf of the Fund, Cowen Asset Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Cowen Asset Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Cowen Asset Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in
Section 28(e) of the Securities Exchange Act of 1934, provided to the Fund and/or other accounts over which Cowen Asset Management or its affiliates exercise investment discretion. Cowen Asset Management's fees under its agreement with the Fund are not reduced by reason of its receiving brokerage services. The Fund's Directors periodically review the commissions paid by the Fund to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Fund.

Portfolio Valuation

               The assets of the Fund are generally valued on the basis of market quotations. Securities whose principal market is on an exchange are valued at the last sales price on the exchange or, in the absence of currently reported sales on the exchange, at the most recent bid price in the over-the-counter  market  or, in the  absence  of a recent  bid  price,  the bid equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities traded principally in the over-the-counter market are valued at the most recent bid price. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Board of Directors. High-quality, short-term securities with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board of Directors. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

                            PURCHASES AND REDEMPTIONS

Purchases

               Shares of the Fund are offered on a continuous basis by the Fund and are distributed on a best efforts basis by Cowen as principal underwriter for the Fund pursuant to a Distribution Agreement. As noted elsewhere in this Statement of Additional Information and in the Prospectus, Cowen receives an investment advisory fee and brokerage commissions for effecting portfolio transactions on behalf of the Fund.

               The word "Cowen" in the Fund's name has been adopted pursuant to a provision contained in the Distribution Agreement. Under that provision, Cowen may terminate the Fund's license to use the word "Cowen" in its name when Cowen ceases to act as the Fund's principal underwriter.

Redemptions

               The right of redemption of shares of the Fund may be suspended or the date of payment postponed (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset value not reasonably practicable, or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

                             MANAGEMENT OF THE FUND

Board of Directors

               The names of Cowen Series Funds, Inc.'s directors and executive officers, their addresses, principal occupations during the past five years and other affiliations are set forth below. Each Director who is an "interested person" of the Fund, as defined in the Act, is indicated by an asterisk. Each of the directors is also a director of one or more other investment companies for which Cowen serves as principal underwriter.

Directors of the Fund

               James H. Carey, Director, age 64. Managing Director of Briarcliff Financial Associates, Inc. (since June 1991) and Chief Executive Officer, Director and Treasurer of National Capital Benefits Corporation (since March
1994). Mr. Carey is also a Director of Airborne Freight Corporation, Jonathan Woodner Company, NCB Insurance Limited (Bermuda), The Midland Company, The Murray & Isabella Rayburn Foundation and the U.S. Committee for UNICEF. Prior thereto he was President and Chief Executive Officer, The Berkshire Bank (May 1989 to June 1991). His address is Village View and Canterbury Roads, Manchester Center, VT 05255.

               Joseph M. Cohen, Chairman and Chief Executive Officer of the Fund, age 59. Principal Executive Officer and since March 1991 Class I Limited Partner of Cowen and Chairman and President of Cowen Incorporated, the sole general partner of Cowen. Prior thereto he was the Managing General Partner of Cowen. Director, Chairman and Chief Executive Officer of the Cowen Mutual Funds.

Until December 15, 1992, he was also President of the Fund and the Cowen Mutual Funds.

               Dr. Peter P. Gil, Director, age 74. Director, Arthur D. Little Management Institute Board since 1991 and currently Acting Dean of the Institute; Trustee and Executive Committee Member, Plimoth Plantation (Plymouth, Mass.); member of the Dominion Bridge Corporation's Technology Committee. From July 1988 to July 1995, Dr. Gil served in a variety of senior administrative positions at the Sloan School of Management, Massachusetts Institute of Technology, as Director, Management of Technology Program, the Senior Executive Program, External Relations of the School; and Senior Lecturer. Prior to July 1988 he was Associate Dean of the School. His address is 79 Main Street, New Castle, New Hampshire 03854-0651.

               Dr. Martin J. Gruber, Director, age 59. Chairman, Department of Finance and Nomura Professor of Finance, Leonard N. Stern School of Business Administration, New York University. He is also a Director of BT Pyramid Mutual Funds, Japan Equity Fund, Inc., and the Taiwan Equity Fund, Inc.; and a trustee of BT Leadership Trust and T.I.A.A. Board. His address is New York University, 44 West 4th Street, New York, New York 10012.

               Burton J. Weiss, Director, age 66. Self-employed consultant since March 1988. His address is 103 Marin Drive, Chapel Hill, North Carolina 27516.

Officers of the Fund Not Noted Above

               Rodd M. Baxter, Secretary. General Counsel of Cowen Asset Management and Director of Cowen. His address is Financial Square, New York, New York 10005.

               Benedict Capaldi, Senior Investment Officer. Senior Portfolio Manager of Cowen Asset Management and Managing Director of Cowen. His address is Financial Square, New York, New York 10005.

               William Church, Vice President and Senior Investment Officer. Class I Limited Partner of Cowen, Managing Director of Cowen Incorporated and Chief Investment Officer of Cowen Asset Management. His address is Financial Square, New York, New York 10005.

               Creighton  H.  Peet,   Vice   President,   Treasurer  and  Senior
Investment Officer. Class I Limited Partner of Cowen, Managing Director of Cowen Incorporated. His address is Financial Square, New York, New York 10005.

               David Sarns, President. Chief Administrative Officer and Class I Limited Partner of Cowen and Managing Director of Cowen Incorporated. His address is Financial Square, New York, New York 10005.

               Irwood Schlackman, Controller. Mutual Fund Administrator of Cowen. His address is Financial Square, New York, New York 10005.

Compensation and Holders of Securities

               No officer, director, partner or employee of Cowen or its affiliates will receive any compensation from the Fund for serving as an officer or director of the Fund. Directors who are not officers, directors, partners, stockholders or employees of Cowen or its affiliates receive a fee of $3,000 per annum plus $500 per meeting attended and $375 for each audit committee meeting attended and reimbursement for travel and out-of-pocket expenses.

                               COMPENSATION TABLE

Name of           Aggregate        Pension or       Estimated      Annual Total
Person            Compensation     Retirement       Benefits Upon  Compensation
                  From Registrant  Benefits         Retirement     From
                                   Accrued as Part                 Registrant
                                   of Fund Expenses                and Fund
                                                                   Complex Paid
                                                                   to Directors*

James H. Carey    $5,375           -0-              -0-            $21,500
Peter Gil         $5,375           -0-              -0-            $21,500
Martin J. Gruber  $5,375           -0-              -0-            $21,500
Burton J. Weiss   $5,375           -0-              -0-            $21,500


*There are seven funds included in the complex.

Investment Manager

               Cowen, through Cowen Asset Management, its investment management division, serves as investment manager to the Fund pursuant to an Investment Management Agreement which became effective on the date the Fund commenced investment operations. Cowen, a limited partnership organized under the laws of New York, is controlled by its general partner, Cowen Incorporated. Cowen Incorporated is controlled by Mr. Joseph M. Cohen. The services provided by, and the fees payable by the Fund to Cowen Asset Management under its Investment Management Agreement are described in the Prospectus. From time to time, Cowen, in its sole discretion and as it deems appropriate, may waive a portion or all of the fees payable to it by the Fund.

Shareholder Servicing and Distribution Plan (the "Plan")

               Cowen is paid monthly fees by the Fund in connection with (1) the servicing of shareholder accounts in Class A and Class B shares and (2) providing distribution related services in respect of Class B shares. A monthly service fee, authorized pursuant to the Plan adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), is calculated at the annual rate of .25% of the value of the average daily net assets of the Fund attributable to each of Class A shares and is used by Cowen to provide compensation for ongoing servicing and/or maintenance of shareholder accounts with the Fund. Compensation is paid by Cowen to persons, including Cowen employees, who respond to inquiries of shareholders of the Fund regarding their ownership of shares of their accounts with the Fund or who provide other similar services not otherwise required to be provided by the Fund's investment adviser, transfer agent or other agent of the Fund.

               In addition, pursuant to the Plan, the Fund pays to Cowen a monthly distribution fee at the annual rate of .75% of the Fund's average daily net assets attributable to Class B shares. The distribution fee is used by Cowen to provide (1) initial and ongoing sales compensation to its registered representative or those of other broker dealers that enter into selected dealer agreements with Cowen in respect of sales of Class B shares; (2) costs of printing and distributing the Fund's Prospectus, Statement of Additional Information and sales literature to prospective investors in Class B shares; (3) costs associated with any advertising relating to Class B shares; and (4) payments to, and expenses of, persons who provide support services in connection with the distribution of Class B shares.

I               Payments under the Plan are not tied exclusively to the service and/or distribution expenses actually incurred by Cowen, and the payments may exceed expenses actually incurred by Cowen. The Board of Directors evaluates the appropriateness of the Plan and its payment terms on a continuing basis and in doing so considers all relevant factors, including expenses borne by Cowen and amounts it received under the Plan.

Custodian and Transfer and Dividend Agent

               Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, is custodian of the Fund's assets pursuant to a Custody Agreement. Under the Custody Agreement, the Bank (i) maintains a separate account or accounts in the name of the Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) receives and disburses money on behalf of the Fund and (iv) collects and receives all income and other payments and distributions on account of the Fund's portfolio securities.

               DST, Inc., 333 West 11th Street, Kansas City, Missouri 64105, has agreed to serve as the Fund's transfer and dividend disbursing agent pursuant to a Transfer Agency Agreement, under which it (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its shareholders and (iii) maintains shareholder accounts.

Auditors and Counsel

               Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, has been selected as the Fund's independent auditors.

               Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022, serves as counsel for the Fund.

                                      TAXES

               Set forth below is a summary of certain general federal income tax considerations which may affect the Fund and its shareholders. As the summary is not intended as a substitute for individual tax planning, investors are urged to consult their own tax advisers with specific reference to their particular federal, state or local tax situations.

Taxation of Shareholders

               If a shareholder receives a distribution taxable as long-term capital gain, and redeems or exchanges his or her shares of the Fund before he or she has held the shares (without hedging them) for more than six months, any loss on such redemption or exchange up to the amount of the distribution will be treated as long-term capital loss.

               Dividends of investment income from the Fund may qualify for the dividends-received deduction for corporate shareholders only to the extent of the aggregate amount of dividends received by the Fund from United States corporations. The Fund must hold stock for more than 45 days (90 days in the case of certain preferred stock) during the 90 day period (180 days in the case of certain preferred stock) beginning 45 days before the stock becomes ex-dividend, without hedging its investment in the stock in certain ways.

               If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

               If a shareholder (a) incurs a sales charge in acquiring Fund shares, (b) disposes of those shares within ninety days and (c) acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of reinvestment right (i.e., an exchange privilege), the original sales charge increases the shareholder's tax basis in the original shares only to the extent that the otherwise applicable sales charge for the second acquisition is not reduced. The portion of the original shares would be treated as incurred with respect to the second acquisition and, as a general rule, would increase the shareholder's tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within ninety days of the second acquisition. The provision prevents a shareholder from immediately deducting the sales charge by shifting his investment in a family of mutual funds.

               In general, if a shareholder fails to furnish a correct taxpayer identification number, fails to report dividend and interest income in full, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to withholding, then the shareholder may be subject to a 31 percent federal backup withholding tax on dividends, capital gains distributions and the proceeds of redemptions or exchange. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a shareholder's regular federal income tax liability.

Taxation of Fund Investments

               Gain or loss on the sale of a security will generally be long-term capital gain or loss if the Fund has held the security for more than one year. If a Fund acquires a debt security at a discount, however, the portion of any gain upon its sale or redemption that reflects the accrued market discount will be taxed as ordinary income, rather than capital gain. The Fund will designate in a written notice to shareholders the portion of long-term capital gains distributions that may be eligible for the 20% maximum capital gains tax rate on gains realized by individuals from capital assets held for more than 18 months.

               In general, when the Fund writes a covered call option on a security, and either the option expires unexercised or the Fund enters into a closing purchase transaction, the Fund will recognize a short-term capital gain or loss (except that any losses on certain covered call stock options will be treated as long-term capital losses). If a call option is exercised, the premium received will be treated as additional proceeds from the sale of the underlying security.

               Although the Fund expects to be relieved of all or substantially all federal and state income or franchise taxes, depending upon the extent of its activities in certain states and localities, that portion of the Fund's income which is treated as earned in any such state or locality could be subject to state or local tax.

                             PERFORMANCE INFORMATION

               From time to time,  the Fund may  advertise  its "average  annual total  return" for the  different  Classes over various  periods of time.  These total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Fund's shares and assume that any income dividends and/or capital gains distributions made by the Fund during the period were invested in shares of the Fund. Figures will be given for recent one, five and ten year periods, or the life of the Fund to the extent it has not been in existence for any such periods, and may be given for other periods as well, such as on a year-by-year basis. When considering "average" total return figures for periods longer than one year, it is important to note that the Fund's annual total return for any one year in the period might have been greater or lesser than the average for the entire period. The Fund may also use "aggregate" total return figures for various periods, representing the cumulative period (again reflecting changes in share prices and assuming reinvestment of dividends and distributions). Aggregate total returns may be shown by means of schedules, charts, or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends, and capital gains distributions). The performance of the Fund also might be compared to rankings prepared by Lipper Analytical Services, Inc., and Morningstar, Inc. which are widely recognized, independent services that monitor the performance of mutual funds, as well as to various unmanaged indices, such as the Standard & Poor's
500 Composite Stock Price Index. Performance Information may be useful in reviewing the performance of the Fund and in providing a basis for comparison with other investment alternatives. Investors should be aware that, because the performance of the Fund changes in response to fluctuations in interest rates, price fluctuations in securities markets, the Fund's expenses and other factors, a performance quotation should not be considered representative of the Fund's performance for any future period. To the extent any advertisement or sales literature of a Fund describes the expenses or performance of any Class, it will also disclose the information for other Classes. Shareholders may make inquiries regarding the Fund, including current performance quotations, by calling any Cowen account representative.

               The Fund's "average annual total return" will be computed in accordance with the following formula prescribed by the Securities and Exchange
Commission:

                      TOTAL RETURN = P(1+T)n* = ERV

Where:         P = a hypothetical initial payment of $1,000.

                       T = average annual total return.

                             n = number of years.

        ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a 1, 5, or 10 year period at the end of the 1, 5, or 10 year periods (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


--------------------
* - As used here, "n" is an exponent.

                              FINANCIAL STATEMENTS

        COWEN SERIES FUNDS, INC.

        STATEMENT OF ASSETS AND LIABILITIES

        DECEMBER 23, 1997

                                                   COWEN
                                                   LARGE CAP
                                                   VALUE
                                                   FUND

ASSETS

CASH                                               $          100,000

DEFERRED ORGANIZATION COSTS                                    96,335
                                                   ------------------
                                                              196,335

LIABILITIES

ORGANIZATION COSTS PAYABLE                                     96,335
                                                   ------------------
NET ASSETS APPLICABLE TO
    10,000 CLASS A SHARES OF
    COMMON STOCK ISSUED AND
    OUTSTANDING $.001 PAR VALUE,
    250,000,000 SHARES AUTHORIZED                  $          100,000
                                                   ------------------

NET ASSET VALUE PER SHARE                          $               10
                                                   ------------------

NOTE 1 - ORGANIZATION

THE COWEN LARGE CAP VALUE FUND IS A SERIES OF COWEN SERIES FUNDS, INC. (THE "FUND") WHICH WAS INCORPORATED IN MARYLAND ON NOVEMBER 6, 1997. THE FUND IS AN OPEN-END, DIVERSIFIED MANAGEMENT INVESTMENT COMPANY, WHICH OPERATES AS A SERIES COMPANY. THE ONLY PORTFOLIO OF THE FUND AT THE PRESENT TIME IS THE COWEN LARGE CAP VALUE FUND ("LARGE CAP VALUE"). LARGE CAP VALUE IS AUTHORIZED TO ISSUE 250,000,000 SHARES EACH OF CLASS A, CLASS B AND CLASS C COMMON STOCK, AND HAS ISSUED 10,000 SHARES OF CLASS A COMMON STOCK TO COWEN & COMPANY FOR $100,000 ON DECEMBER 23, 1997. COSTS INCURRED AND TO BE INCURRED IN CONNECTION WITH ITS ORGANIZATION AND REGISTRATION WILL BE DEFERRED AND AMORTIZED BY LARGE CAP VALUE OVER THE PERIOD OF BENEFIT NOT TO EXCEED 60 MONTHS FROM THE DATE IT COMMENCES OPERATIONS. COWEN & COMPANY HAS AGREED THAT IF ANY OF THE INITIAL SHARES ARE REDEEMED PRIOR TO AMORTIZATION OF THE ORGANIZATION COSTS, IT WILL REIMBURSE LARGE CAP VALUE FOR ANY UNAMORTIZED ORGANIZATIONAL COSTS IN THE SAME PROPORTION AS THE NUMBER OF INITIAL SHARES BEING REDEEMED BEARS TO THE NUMBER OF INITIAL SHARES OUTSTANDING AT THE TIME OF REDEMPTION.

NOTE 2 - INVESTMENT ADVISORY AGREEMENT

LARGE CAP VALUE HAS ENTERED INTO AN INVESTMENT ADVISORY AGREEMENT WITH COWEN & COMPANY ("THE ADVISOR"). THE BASIC FEE PAYABLE TO THE ADVISOR UNDER THE INVESTMENT ADVISORY AGREEMENT IS COMPUTED DAILY AND PAID MONTHLY AT THE ANNUAL RATE OF .75% OF LARGE CAP VALUE'S AVERAGE DAILY NET ASSETS.

LARGE CAP VALUE HAS ALSO ENTERED INTO A SHAREHOLDER SERVICING AND DISTRIBUTION PLAN WITH COWEN & COMPANY UNDER WHICH ITS SHARES WILL BE CONTINUOUSLY OFFERED BY THE ADVISOR. A MONTHLY SERVICE FEE IS CALCULATED AT THE ANNUAL RATE OF .25% OF THE VALUE OF ITS AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO EACH CLASS A AND B SHARES, AND A MONTHLY DISTRIBUTION FEE IS CALCULATED AT THE ANNUAL RATE OF .75% OF THE VALUE OF ITS AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO CLASS B SHARES.

                         Report of Independent Auditors

Shareholders and Board of Directors
Cowen Series Funds, Inc.

We have audited the accompanying statement of assets and liabilities of Cowen Large Cap Value Fund, a portfolio of Cowen Series Funds, Inc., as of December 23, 1997. This statement of assets and liabilities is the responsibility of the Fund's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Cowen Large Cap Value Fund at December 23, 1997, in conformity with generally accepted accounting principles.



                                                      /s/ ERNST & YOUNG LLP

New York, New York
December 24, 1997

                                     PART C

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a) Included in the Statement of Additional Information are (i) Statement of Assets and Liabilities as of December 23, 1997,
                 (ii) Footnotes to the Statement of Assets and Liabilities, and
                 (iii) Report of Independent Auditors dated December 24, 1997.

         (b)     Exhibits:

Exhibit No.                Description of Exhibits
-----------                -----------------------

         1                 (i)   Articles of Amendment and Restatement of
                                 Articles of Incorporation of Registrant

         2                 (i)   By-Laws of Registrant*

         3                       Not Applicable

         4                       Not Applicable

         5                       Form of Investment Management Agreement*

         6                       Revised Form of Distribution Agreement

         7                       Not Applicable

         8 Custody and Investment Accounting Agreement with Investors Fiduciary Trust Company**

         9                       Not Applicable

         10                (i)   Opinion and Consent of Venable, Baetjer and
                                 Howard, LLP

                           (ii)  Opinion and Consent of Willkie Farr & Gallagher

         11                      Consent of Independent Auditors

         12                      Not Applicable

         13                      Form of Subscription Agreement*

         14                      Not Applicable

         15         (i)    Form of Shareholder Servicing and Distribution Plan*
                    (ii)   Form of Shareholder Servicing Agreement*
                    (iii)  Form of Distribution Related Services Agreement*

------------------------
* Incorporated by reference to the Fund's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 14, 1997 (No. 333-40327).
**   To be filed by amendment.

Item 25. Persons Controlled by or Under Common Control with Registrant

     The majority of the directors who serve on the Registrant's Board of Directors also comprise the majority of the Board of Directors of Cowen Standby Reserve Fund, Inc., Cowen Income + Growth Fund, Inc., Cowen Standby Tax-Exempt Reserve Fund, Inc. and Cowen Funds, Inc. Each of these registered investment companies was incorporated under the laws of Maryland.


Item 26.   Number of Holders of Securities
--------   -------------------------------

                                              Number of Record Holders
         Title of Class                        as of December 24, 1997
         --------------                       ------------------------

         Common Stock, par value $.001
         per share...................                       1


Item 27. Indemnification

     Under Article VIII of the Articles or Incorporation (the "Articles"), the Directors and officers of Registrant shall not have any liability to Registrant or its stockholders for money damages, to the fullest extent permitted by the Maryland General Corporation Law. This limitation on liability applies to events occurring at the time a person serves as a Director or officer of Registrant whether or not such person is a Director or officer at the time of any proceeding in which liability is asserted. No provision of Article VIII shall be effective to protect or purport to protect any Director or officer of Registrant against any liability to Registrant or its stockholders to which he would otherwise be subject by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Registrant shall indemnify and advance expenses to its currently acting and its former Directors to the fullest extent that indemnification of Directors and advancement of expenses to Directors is permitted by the Maryland General Corporation Law.

     Registrant shall indemnify and advance expenses to its officers to the same extent as its Directors and to such further extent as is consistent with such law. The Board of Directors may, through a by-law, resolution or agreement, make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law.

     Article V of the By-Laws further limits the liability of the Directors by providing that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of Registrant, or is or was serving while a director or officer of Registrant at the request of Registrant as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by Registrant against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorneys' fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the Maryland General Corporation Law, the Securities Act of 1993, as amended, and the Investment Company Act of 1940, as amended, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of this office.


Items 28        Business and Other Connections of Investment Manager;
and 29.         Principal Underwriter

     Cowen & Company ("Cowen"), through Cowen Asset Management, serves as investment manager to Registrant and is the principal underwriter and distributor of the Registrant's shares. Cowen is also the investment manager, principal underwriter and distributor of shares of Cowen Funds, Inc. ("CFI"), Cowen Income + Growth Fund, Inc. ("CI+G"), Cowen Standby Reserve Fund, Inc. ("CSRF") and Cowen Standby Tax-Exempt Reserve Fund, Inc. ("CSTXF"). Listed below are the names of all of the General Partners, Class I Limited Partners and Limited Partners of Cowen as of November 14, 1997, their positions and their positions with Registrant, if any, and under the heading "Other Business Activities and Principal Business Address", the business profession, vocation or employment of a substantial nature (other than business of Cowen) in which they have been engaged for their own account or in the capacity of director, officer, employee, partner or trustee during the past two fiscal years of the Registrant (referred to on the following pages as "CSF").



                                                                                     OTHER BUSINESS
 NAME, CLASS OF PARTNERS                                                             ACTIVITIES AND
      AND PRINCIPAL               POSITION IF WITH FUNDS LISTED BELOW             PRINCIPAL BUSINESS
   BUSINESS ADDRESS         CSRF         CSTXRF      CI+G    CFI        CSF             ADDRESS




GENERAL PARTNER

Cowen Incorporated (1)

CLASS I LIMITED PARTNERS
Anthony J. Aliberti (1)......                                                    Since 1/1/96--Cowen Incorporated
                                                                                 (1)--MD

Domingo Alonso (1)...........                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Richard A. Altschuler (3)....                                                    Since 1/1/96--Cowen Incorporated
                                                                                 (1)--MD

Joseph Augustine (1).........                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Alice C. Avanian (3).........                                                    Since 1/1/97--Cowen Incorporated
                                                                                  (1)--MD

Michael H. Bassett (1).......                                                    Since 3/30/92--Cowen Incorporated
                                                                                 (1)--MD

William A. Belfiore (1)......                                                    Since 1/1/96--Cowen Incorporated
                                                                                 (1)--MD

Anthony R. Bergamaschi (1)...                                                    Since 3/30/92--Cowen Incorporated
                                                                                 (1)--MD

Christopher A. Beyer (1).....                                                    Since 3/30/94--Cowen Incorporated
                                                                                 (1)--MD

Andrew C. Brosseau (3).......                                                    Since 1/1/96--Cowen Incorporated
                                                                                 (1)--MD

Kennedy M. Buckley (1).......                                                    Since 3/30/92--Cowen Incorporated
                                                                                 (1)--MD

Richard S. Chu (3)...........                                                    Since 3/30/91--Cowen Incorporated
                                                                                 (1)--MD

William R. Church (1)........                     V, SI      V, SI     V, SI     Since 3/30/91--Cowen Incorporated
                                                                                 (1)--MD

Jarrod M. Cohen (1)..........                                                     Since 3/30/92--Cowen Incorporated
                                                                                 (1)--MD

Jon M. Cohen (1).............                                                     Since 1/1/97--Cowen Incorporated
                                                                                   (1)--MD

Joseph M. Cohen (1)..........   C, D       C, D      C, D       C, D      C       Since 3/30/91--Cowen Incorporated
                                                                                   (1)--P,D

Peter E. Cohen  (1)..........                                                     Since 3/30/93--Cowen Incorporated
                                                                                   (1)--MD

Terrence R. Connelly (1).....                                                     Since 1/1/96--Cowen Incorporated
                                                                                   (1)--MD

Philip A. Conti (1)..........                                                     Since 3/30/92--Cowen Incorporated
                                                                                   (1)--MD

Arthur Cowen, III (1)........                                                     ETC Enterprises, Inc. (8); Since
                                                                                  3/30/91 Cowen Incorporated
                                                                                  (1)--MD

Nancy M. Crowell (6).........                                                     Since 3/30/92--Cowen Incorporated
                                                                                  (1)--MD


                                                                                     OTHER BUSINESS
 NAME, CLASS OF PARTNERS                                                             ACTIVITIES AND
      AND PRINCIPAL               POSITION IF WITH FUNDS LISTED BELOW             PRINCIPAL BUSINESS
   BUSINESS ADDRESS         CSRF         CSTXRF      CI+G    CFI        CSF             ADDRESS


Howard Dingley (7)...........                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Kenneth Dowd (1).............                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

John P. Dunphy (1)...........                                                    Since 3/30/92--Cowen Incorporated
                                                                                 (1)--MD

Alec D. Green(7).............                                                    Since 1/1/96--Cowen Incorporated
                                                                                 (1)--MD

Jeremiah Harrington (1)......                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Guy E. Heald (3).............                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

William F. Herbert (3).......                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Edward I. Herbst (1).........                                                    Since 3/30/91--Cowen Incorporated
                                                                                 (1)--MD

James M. Hesburgh (1)........                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Thomas L. Hgyde (1)..........                                                    Since 3/30/93--Cowen Incorporated
                                                                                 (1)--MD

Cornelius Howe (1)...........                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Gerald P. Kaminsky (1).......      D, SI      D, SI                              Since 3/30/91--Cowen Incorporated
                                                                                 (1)--MD

Kurt B. Karmin (2)...........                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

James C. Kedersha (3)........                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Jamie Kiggen (3).............                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Jeffrey B. Kiley (1).........                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Christopher D. Kirby (6).....                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Albert F. Laub (3)...........                                                    Since 3/30/91--Cowen Incorporated
                                                                                 (1)--MD

Daniel T. Lamaitre (3).......                                                    Since 3/30/92--Cowen Incorporated
                                                                                 (1)--MD

Maria F. Lewis-Kussmaul (3)..                                                    Since 3/30/93--Cowen Incorporated
                                                                                 (1)--MD

Stuart S. Lovejoy (1)........                                                    Since 1/1/96--Cowen Incorporated
                                                                                 (1)--MD

Arthur S. Lutzke (1).........                                                    Since 3/30/93--Cowen Incorporated
                                                                                 (1)--MD

David E. Mack (1)............                                                    Since 3/30/91--Cowen Incorporated
                                                                                 (1)--MD

Joseph A. Majike, Jr. (3)....                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD


                                                                                     OTHER BUSINESS
 NAME, CLASS OF PARTNERS                                                             ACTIVITIES AND
      AND PRINCIPAL               POSITION IF WITH FUNDS LISTED BELOW             PRINCIPAL BUSINESS
   BUSINESS ADDRESS         CSRF         CSTXRF      CI+G    CFI        CSF             ADDRESS



Stephen Malfitano (1)........                                                    Since 3/30/94--Cowen Incorporated
                                                                                 (1)--MD

Joseph M. Marinaro (1).......                                                    Since 3/30/96--Cowen Incorporated
                                                                                 (1)--MD

Paul Marsh (1)...............                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

William O. Matthews (1)......                                                    Since 3/30/931--Cowen Incorporated
                                                                                 (1)--MD

William K. McCormick (5).....                                                    Since 3/30/91--Cowen Incorporated
                                                                                 (1)--MD

Malcolm G. McDonald (3)......                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Kelly McGowen (1)............                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Carl A. Mertz (1)............                                                    Since 3/30/92--Cowen Incorporated
                                                                                  (1)--MD

Kathleen Miner (3)...........                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

George G. Montgomery (6).....                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Raymond K. Moran (3).........                                                    Since 3/30/91--Cowen Incorporated
                                                                                 (1)--Cowen-Incorporated MD

Adele M. Morrissette (1).....                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Michael G. Mullen (3)........                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Jerrold B. Newman (6)........                                                    Since 3/30/92--Cowen Incorporated
                                                                                 (1)--MD

Donald F. Novell (1).........                                                    Since 3/30/93--Cowen Incorporated
                                                                                  (1)--MD

Gary S. Pardo (1)............                                                    Since 3/30/96--Cowen Incorporated
                                                                                 (1)--MD

Susan M. Passoni (3).........                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Elizabeth T. Pawel (1).......                                                    Since 3/30/96--Cowen Incorporated
                                                                                 (1)--MD

Drew Peck....................                                                    Since 3/30/96--Cowen Incorporated
                                                                                 (1)--MD

Creighton H. Peet (1)........   D,  T      D, T      V, SI, T   V, SI, T    T    Since 3/30/91--Cowen Incorporated
                                                                                  (1)--MD

Antonio G. Pinto (1).........                                                    Since 3/30/91--Cowen Incorporated
                                                                                 (1)--MD

Edward M. Posner (1).........                                                    Since 3/30/92--Cowen Incorporated
                                                                                  (1)--MD

Peter J. Power (1)...........                                                    Since 3/30/92--Cowen Incorporated
                                                                                  (1)--MD

Charles J. Pradilla (1)......                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

                                                                                     OTHER BUSINESS
 NAME, CLASS OF PARTNERS                                                             ACTIVITIES AND
      AND PRINCIPAL               POSITION IF WITH FUNDS LISTED BELOW             PRINCIPAL BUSINESS
   BUSINESS ADDRESS         CSRF         CSTXRF      CI+G    CFI        CSF             ADDRESS



William Rechter (1)..........                       SI         SI                Since 3/30/92--Cowen Incorporated
                                                                                 (1)--MD

Stephen E. Reilly (3)........                                                    Since 3/30/93--Cowen Incorporated
                                                                                 (1)--MD

Todd B. Robbins (1)..........                                                    Since 3/30/93--Cowen Incorporated
                                                                                 (1)--MD

Richard Lrugani (1 and 3)....                                                    Since 3/30/92--Cowen Incorporated
                                                                                 (1)--MD

David R. Sarns (1)...........      P          P         P          P         P   Since 3/30/93--Cowen Incorporated
                                                                                 (1)--MD

Stephen M. Scala (3).........                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Thomas R. Schwartz (1).......                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Kenneth Sheinberg (1)........                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Hugh T. Shytle (3)...........                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Arthur J. Stavaridis (1 and 3)                                                   Since 3/30/92--Cowen Incorporated
                                                                                  (1)--MD

David K. Stone (3)...........                                                    Since 3/30/93--Cowen Incorporated
                                                                                 (1)--MD

Robert W. Stone (3)..........                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Alan Streeter (1)............                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Richard S. Striefler (1).....                                                    Since 3/30/93--Cowen Incorporated
                                                                                 (1)--MD

Franklyn Theis (3)...........                                                    Since 3/30/92--Cowen Incorporated
                                                                                 (1)--MD

Robert Valdez (6) ...........                                                    Since 3/30/94--Cowen Incorporated
                                                                                 (1)--MD

Cai Von Rumohr (3) ..........                                                    Since 3/30/91--Cowen Incorporated
                                                                                 (1)--MD

Hans C. Vitzthum (3).........                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Harold Vogen (1).............                                                    Since 1/1/96--Cowen Incorporated
                                                                                 (1)--MD

Robert S. Walterman (4)......                                                    Since 1/1/97--Cowen Incorporated
                                                                                 (1)--MD

Stephen R. Weber (3).........                                                    Since 3/30/91--Cowen Incorporated
                                                                                 (1)--MD

Miriam C. Willard (1)........                                                    Since 1/1/96--Cowen Incorporated
                                                                                 (1)--MD

Jonathan H. Zauderer (1) ....                                                    Since 1/1/96--Cowen Incorporated
                                                                                 (1)--MD

Michael Zolezzi  (6).........                                                    Since 3/30/94--Cowen Incorporated
                                                                                 (1)--MD




                                                                                     OTHER BUSINESS
 NAME, CLASS OF PARTNERS                                                             ACTIVITIES AND
      AND PRINCIPAL               POSITION IF WITH FUNDS LISTED BELOW             PRINCIPAL BUSINESS
   BUSINESS ADDRESS         CSRF         CSTXRF      CI+G    CFI        CSF             ADDRESS



George N. Cowen (4).......                                                           None
Richard B. Frackman (1) ..                                                           None
John B. Greene (5)........                                                           None
Joseph V. Perri (1).......                                                           None
Charles L. Wood (2) ......                                                           None



-------------
(1)  Financial Square, New York, New York 10005
(2)  Texaco Heritage Plaza, 111 Bagby St., #2350, Houston, Texas
(3)  Two International Place, Boston, Massachusetts 02110
(4)  West Building, 31st Floor, 280 Park Avenue, New York, New York 10017
(5)  Courthouse Plaza Northeast, Dayton, Ohio 45402
(6)  Four Embarcadero Center, Suite 1200, San Francisco, California 9411
(7)  One Angel Court, London, England ECZR, 7HJ
(8)  30 West 75th Street, New York, New York  10023


P --     President
C --     Chairman of the Board
D --     Director
V --     Vice President
T --     Treasurer
S --     Secretary
SI --    Senior Investment Officer
AS --    Assistant Secretary
MD --    Managing Director


Item 30. Location of Accounts and Records

          (1)     Cowen Series Funds, Inc.
                  Financial Square
                  New York, New York 10005

          (2)     Investors Fiduciary Trust Company
                  127 West 10th Street
                  Kansas City, Missouri 64105


Item 31. Management Services

          Not Applicable.


Item 32. Undertakings

          (a)  Not Applicable.

          (b) Registrant hereby undertakes to file a post-effective amendment using financial statements which need not be certified, within four to six months from the effective date of the Registration Statement.

                                   SIGNATURES
                                   ----------

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 24th day of December, 1997.

                                               COWEN SERIES FUNDS, INC.

                                               By:      /s/  Joseph M. Cohen
                                                     By:  Rodd M. Baxter
                                                     Attorney-in-Fact
                                                     Joseph M. Cohen, Chairman

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the 24th day of December, 1997.

Signature                 Title                                   Date
---------                 -----                                   ----

/s/ Joseph M. Cohen       Chairman (Chief Executive         December 24, 1997
by Rodd M. Baxter         Officer)and Director
Attorney-in-Fact

Joseph M. Cohen
/s/ James H. Carey        Director                           December 24, 1997
by Rodd M. Baxter
Attorney-in-Fact
James H. Carey

/s/ Peter P. Gil          Director                           December 24, 1997
by Rodd M. Baxter
Attorney-in-Fact
Peter P. Gil

/s/ Martin J. Gruber      Director                           December 24, 1997
by Rodd M. Baxter
Attorney-in-Fact
Martin J. Gruber

/s/ Burton Weiss          Director                           December 24, 1997
by Rodd M. Baxter
Attorney-in-Fact
Burton Weiss


/s/ Creighton H. Peet     Treasurer (Chief Financial         December 24, 1997
by Rodd M. Baxter          Officer)
Attorney-in-Fact
Creighton H. Peet

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned in his capacity as a Director of Cowen Series Funds, Inc. (the "Fund"), hereby appoints Joseph M. Cohen, David R. Sarns and Rodd M. Baxter severally, his true and lawful attorney to execute in his name, place and stead, in his capacity as a Director of the Fund (1) any pre-effective or post-effective amendments to the Fund's Registration Statement on Form N-1A or any other form adopted for such purpose by the Securities and Exchange Commission (the "Commission") and (2) any instrument necessary or incidental in connection with filing such amendments with Commission. Each of the attorneys named above shall have the power to act hereunder with or without the other, and shall have full power of substitution and resubstitution. In addition, each of the attorneys named above shall have full the power and authority to do and perform in the name and on behalf of the undersigned in any and all capacities as fully and for all intents and purposes as the undersigned might or could do in person, and the undersigned hereby ratifies and approves the acts of those attorneys and each of them.

     IN WITNESS WHEREOF, the undersigned has executed this Power of Attorney on the 15th day of November, 1997.



                                                       /s/ Joseph M. Cohen
                                                       Joseph M. Cohen

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned in his capacity as a Director of Cowen Series Funds, Inc. (the "Fund"), hereby appoints Joseph M. Cohen, David R. Sarns and Rodd M. Baxter severally, his true and lawful attorney to execute in his name, place and stead, in his capacity as a Director of the Fund (1) any pre-effective or post-effective amendments to the Fund's Registration Statement on Form N-1A or any other form adopted for such purpose by the Securities and Exchange Commission (the "Commission") and (2) any instrument necessary or incidental in connection with filing such amendments with Commission. Each of the attorneys named above shall have the power to act hereunder with or without the other, and shall have full power of substitution and resubstitution. In addition, each of the attorneys named above shall have full the power and authority to do and perform in the name and on behalf of the undersigned in any and all capacities as fully and for all intents and purposes as the undersigned might or could do in person, and the undersigned hereby ratifies and approves the acts of those attorneys and each of them.

     IN WITNESS WHEREOF, the undersigned has executed this Power of Attorney on the 15th day of November, 1997.



                                                       /s/ James H. Carey
                                                       James H. Carey

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned in his capacity as a Director of Cowen Series Funds, Inc. (the "Fund"), hereby appoints Joseph M. Cohen, David R. Sarns and Rodd M. Baxter severally, his true and lawful attorney to execute in his name, place and stead, in his capacity as a Director of the Fund (1) any pre-effective or post-effective amendments to the Fund's Registration Statement on Form N-1A or any other form adopted for such purpose by the Securities and Exchange Commission (the "Commission") and (2) any instrument necessary or incidental in connection with filing such amendments with Commission. Each of the attorneys named above shall have the power to act hereunder with or without the other, and shall have full power of substitution and resubstitution. In addition, each of the attorneys named above shall have full the power and authority to do and perform in the name and on behalf of the undersigned in any and all capacities as fully and for all intents and purposes as the undersigned might or could do in person, and the undersigned hereby ratifies and approves the acts of those attorneys and each of them.

     IN WITNESS WHEREOF, the undersigned has executed this Power of Attorney on the 15th day of November, 1997.



                                                 /s/ Peter P. Gil
                                                 Peter P. Gil

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned in his capacity as a Director of Cowen Series Funds, Inc. (the "Fund"), hereby appoints Joseph M. Cohen, David R. Sarns and Rodd M. Baxter severally, his true and lawful attorney to execute in his name, place and stead, in his capacity as a Director of the Fund (1) any pre-effective or post-effective amendments to the Fund's Registration Statement on Form N-1A or any other form adopted for such purpose by the Securities and Exchange Commission (the "Commission") and (2) any instrument necessary or incidental in connection with filing such amendments with Commission. Each of the attorneys named above shall have the power to act hereunder with or without the other, and shall have full power of substitution and resubstitution. In addition, each of the attorneys named above shall have full the power and authority to do and perform in the name and on behalf of the undersigned in any and all capacities as fully and for all intents and purposes as the undersigned might or could do in person, and the undersigned hereby ratifies and approves the acts of those attorneys and each of them.

     IN WITNESS WHEREOF, the undersigned has executed this Power of Attorney on the 15th day of November, 1997.



                                                       /s/ Martin J. Gruber
                                                       Martin J. Gruber

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned in his capacity as a Director of Cowen Series Funds, Inc. (the "Fund"), hereby appoints Joseph M. Cohen, David R. Sarns and Rodd M. Baxter severally, his true and lawful attorney to execute in his name, place and stead, in his capacity as a Director of the Fund (1) any pre-effective or post-effective amendments to the Fund's Registration Statement on Form N-1A or any other form adopted for such purpose by the Securities and Exchange Commission (the "Commission") and (2) any instrument necessary or incidental in connection with filing such amendments with Commission. Each of the attorneys named above shall have the power to act hereunder with or without the other, and shall have full power of substitution and resubstitution. In addition, each of the attorneys named above shall have full the power and authority to do and perform in the name and on behalf of the undersigned in any and all capacities as fully and for all intents and purposes as the undersigned might or could do in person, and the undersigned hereby ratifies and approves the acts of those attorneys and each of them.

     IN WITNESS WHEREOF, the undersigned has executed this Power of Attorney on the 15th day of November, 1997.



                                                    /s/ Burton Weiss
                                                    Burton Weiss

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that the undersigned in his capacity as an Officer of Cowen Series Funds, Inc. (the "Fund"), hereby appoints Joseph M. Cohen, David R. Sarns and Rodd M. Baxter severally, his true and lawful attorney to execute in his name, place and stead, in his capacity as a Director of the Fund (1) any pre-effective or post-effective amendments to the Fund's Registration Statement on Form N-1A or any other form adopted for such purpose by the Securities and Exchange Commission (the "Commission") and (2) any instrument necessary or incidental in connection with filing such amendments with Commission. Each of the attorneys named above shall have the power to act hereunder with or without the other, and shall have full power of substitution and resubstitution. In addition, each of the attorneys named above shall have full the power and authority to do and perform in the name and on behalf of the undersigned in any and all capacities as fully and for all intents and purposes as the undersigned might or could do in person, and the undersigned hereby ratifies and approves the acts of those attorneys and each of them.

     IN WITNESS WHEREOF, the undersigned has executed this Power of Attorney on the 15th day of November, 1997.



                                                        /s/ Creighton H. Peet
                                                        Creighton H. Peet

                                INDEX TO EXHIBITS


Exhibit No.                            Description of Exhibits
-----------                            -----------------------


   1             (i)    Articles of Amendment and Restatement of Articles of
                        Incorporation of Registrant

   2             (i)    By-Laws of Registrant*

   5                    Form of Investment Management Agreement*

   6                    Revised Form of Distribution Agreement

   8 Custody and Investment Accounting Agreement with Investors Fiduciary Trust Company**

   10            (i)    Opinion and Consent of Venable, Baetjer and Howard, LLP
                 (ii)   Opinion and Consent of Willkie Farr & Gallagher

   11                   Consent of Independent Auditors

   13                   Form of Subscription Agreement*

   15                (i)    Form of Shareholder Servicing and Distribution Plan*
                     (ii)   Form of Shareholder Servicing Agreement*
                     (iii)  Form of Distribution Related Services Agreement*

-------------------------
* Incorporated herein by reference to the Fund's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on November 14, 1997 (File No. 333-40327).
**  To be filed by amendment.